CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net income available for common shareholders	$ 8,228	$ 7,206	$ 8,464
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Excess of provision for possible loan losses over net charge-offs	3,125	1,896	2,235
Provision for depreciation and amortization of premises and equipment	1,270	1,195	1,235
Deferred tax expense (benefit)	(199)	(870)	(116)
Net securities gains	(1,458)	(1,614)	(2,482)
Loss from disposition of fixed assets	47	7	129
(Gain) loss from disposition of other real estate	948	2,434	19
Amortization of deposit base intangibles	19	75	74
Amortization of investment security premiums, net of accretion of discounts	2,094	1,792	1,657
Increase in cash surrender value of life insurance contracts	(717)	(844)	(349)
(Increase) decrease in
Other real estate owned	(3,530)	(829)	(9,862)
Other assets	1,994	(1,961)	(5,041)
Increase (decrease) in
Other liabilities	948	341	171
Total adjustments	4,541	1,622	(12,330)
Net cash provided by operating activities	12,769	8,828	(3,866)
INVESTING ACTIVITIES
Proceeds from maturities, calls, and sales of available-for-sale securities	246,850	257,569	206,157
Proceeds from maturities and calls of held-to-maturity securities	4,725	7,511	11,721
Purchases of investment securities Available-for-sale	(323,222)	(288,090)	(240,205)
Net decrease (increase) in loans	38,031	16,072	16,933
Proceeds from sale of foreclosed assets	1,683	382	228
Purchase of life insurance premium	(263)	(468)	(833)
Purchases of premises and equipment	(2,799)	(3,419)	(4,320)
Net cash used in investing activities	(34,995)	(10,443)	(10,319)
FINANCING ACTIVITIES
Net increase in noninterest-bearing and interest-bearing deposits	64,604	19,501	27,475
Net increase in federal funds purchased and short term borrowings	10,162	(85)	3,330
Payments to FHLB borrowings	(7,000)	(10,077)	(7,000)
Repurchase of common stock	(3,011)	(2,566)	(3,650)
Cash dividends paid on common stock	(1,991)	(6,106)	(4,027)
Cash dividends paid on preferred stock	(16)	(16)	(16)
Net cash provided by financing activities	62,748	651	16,112
Increase (decrease) in cash and cash equivalents	40,522	(964)	1,927
Cash and cash equivalents at beginning of period	32,499	33,463	31,536
Cash and cash equivalents at end of period	73,021	32,499	33,463
Cash paid during the period for expenses
Interest on deposits and borrowed funds	5,235	7,107	9,592
Income Taxes	$ 1,143	$ 1,607	$ 1,334